SEGMENT INFORMATION	6 Months Ended
Sep. 30, 2025
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
10.	SEGMENT INFORMATION
The Company operates and manages its business as one reportable and operating segment concentrating on the provisions of securities brokerage services and financial technology services. The measure of segment assets is reported on the balance sheet as total consolidated assets. The Company derives revenue primarily in Hong Kong and manages its business activities on a consolidated basis.
The Company’s CODM is a management committee that consists of Chief Executive Officer, Chief Technology Officer, and a number of other senior officers of the Company, by whom review financial information presented on a consolidated basis and decides how to allocate resources based on net income (loss). Consolidated net income (loss) is used for evaluating financial performance.
When evaluating the Company’s performance and making key decisions regarding resource allocation the CODM reviews several key metrics, which include the following:

	For the six months ended September 30,
	2025	2024
Brokerage and commission income	$4,165,385	$1,289,384
Principal transactions and proprietary trading	315,337	—
Interest income	960,680	522,745
Software licensing (including subscription based) and related support services income	661,498	1,146,134
Total revenues	6,102,900	2,958,263
Commissions and brokerage fees	(1,639,072)	(172,712)
Software licensing (including subscription based) and related support outsourcing cost	(487,860)	(507,822)
Interest expenses	(353,587)	(85,657)
Share-based compensation expenses	(6,104,672)	—
Research and development expenses	(387,425)	—
Other operating costs and expenses	(4,840,440)	(3,114,326)
Operating loss	(7,710,156)	(922,254)
Other income (loss), net	(656,486)	(303,139)
Loss before income tax expense	(8,366,642)	(1,225,393)
Income tax benefit	—	77,138
Net loss	$(8,366,642)	$(1,148,255)

As of September 30, 2025 and March 31, 2025, all long-lived assets and all of the revenues generated are attributed to the Group’s operations in Hong Kong.